                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001


This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses"). The variable annuity contracts involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," "REVOLUTION VALUE VARIABLE ANNUITY," or "REVOLUTION VARIABLE ANNUITY."

You should disregard the Fidelity/(R)/ Variable Insurance Products Initial Class prospectuses that are attached to the Product Prospectuses.

This supplement is accompanied with prospectuses dated April 30, 2001 for the following:

     . Fidelity/(R)/ Variable Insurance Products Service Class -
       Contrafund/(R)/ Portfolio

     . Fidelity/(R)/ Variable Insurance Products Service Class - Growth
       Portfolio

     . Fidelity/(R)/ Variable Insurance Products Service Class - Overseas
       Portfolio


THESE SERIES FUND PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE FIDELITY VIP CONTRAFUND/(R)/, FIDELITY VIP GROWTH AND FIDELITY VIP OVERSEAS INVESTMENT OPTIONS. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.

                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001


This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). The variable annuity contracts involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY." This Supplement contains amendments to the Product Prospectuses and is accompanied with the applicable Series Fund's prospectus, or with a supplement to the applicable Series Fund's prospectus.


ADDITIONAL VARIABLE INVESTMENT OPTIONS

Contracts issued on or before December 31, 2000

If your contract was issued on or before December 31, 2000, your contract currently enables you to invest in ten additional variable investment options:


VARIABLE INVESTMENT OPTION                    MANAGED BY
--------------------------                    ----------
--------------------------------------------------------------------------------
  V.A. Core Equity. . . . . . . . . . . . . . Independence Investment LLC
  Large Cap Value CORE/SM/ II   . . . . . . . Goldman Sachs Asset Management
  Mid Cap Blend . . . . . . . . . . . . . . . Independence Investment LLC
  V.A. Sovereign Investors. . . . . . . . . . John Hancock Advisers, Inc.
  Templeton International Securities  . . . . Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities . . Templeton Asset Management, Ltd.
  Aggressive Balanced . . . . . . . . . . . . Independence Investment LLC
  Active Bond II. . . . . . . . . . . . . . . John Hancock Advisers, Inc.
  V.A.  Bond  . . . . . . . . . . . . . . . . John Hancock Advisers, Inc.
  V.A. Money Market . . . . . . . . . . . . . John Hancock Advisers, Inc.
--------------------------------------------------------------------------------


Contracts issued between January 1, 2001 and April 30, 2001

  If your contract was issued between January 1, 2001 and April 30, 2001, your contract enables you to invest in eight additional variable investment options:

VARIABLE INVESTMENT OPTION                    MANAGED BY
--------------------------                    ----------
--------------------------------------------------------------------------------
  V.A. Core Equity . . . . . . . . . . . . .  Independence Investment LLC
  Mid Cap Blend  . . . . . . . . . . . . . .  Independence Investment LLC
  V.A. Sovereign Investors . . . . . . . . .  John Hancock Advisers, Inc.
  Templeton International Securities . . . .  Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities. .  Templeton Asset Management, Ltd.
  Aggressive Balanced. . . . . . . . . . . .  Independence Investment LLC
  V.A.  Bond . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  V.A. Money Market  . . . . . . . . . . . .  John Hancock Advisers, Inc.
--------------------------------------------------------------------------------

Series Funds

  If you select any of the additional variable investment options listed in this Supplement, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I , John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2). In the prospectus, the term "Series Funds" includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options shown on the first page of this Supplement.

Changes to Variable Investment Options

  We may modify or delete any of these additional variable investment options in the future.

ANNUAL FUND EXPENSES AND NOTES TO ANNUAL FUND EXPENSES

  The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                         ----------------
                                                                                           Total Fund        Total Fund
                                          Investment  Distribution and  Other Operating    Operating          Operating
                                          Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                     Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                                 ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES TRUST I
(NOTE 1):
Large Cap Value CORE /(SM)/ II*. . . . .     0.75%           N/A              0.05%           0.80%             0.80%
Mid Cap Blend. . . . . . . . . . . . . .     0.75%           N/A              0.10%           0.85%             1.04%
Aggressive Balanced. . . . . . . . . . .     0.68%           N/A              0.10%           0.78%             0.89%
Active Bond II*. . . . . . . . . . . . .     0.70%           N/A              0.05%           0.75%             0.75%

JOHN HANCOCK DECLARATION TRUST
(NOTE 2):
V.A. Core Equity . . . . . . . . . . . .     0.70%           N/A              0.15%           0.85%             0.85%
V.A. Sovereign Investors . . . . . . . .     0.60%           N/A              0.12%           0.72%             0.72%
V.A. Bond. . . . . . . . . . . . . . . .     0.50%           N/A              0.25%           0.75%             0.92%
V.A. Money Market. . . . . . . . . . . .     0.50%           N/A              0.10%           0.60%             0.60%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 6):
Templeton International Securities . . .     0.67%          0.25%             0.20%           1.12%             1.12%
Templeton Developing Markets Securities      1.25%          0.25%             0.31%           1.81%             1.81%
                                                                                         ----------------

Notes to Annual Fund Expenses
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the five funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Large Cap Value CORE/(SM)/ II and Active Bond II funds are annualized and calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE/SM/" is a service mark of Goldman, Sachs & Co.
   * Large Cap Value CORE /(SM)/ II was formerly "American Leaders Large Cap Value" and Active Bond II was formerly "Core Bond."
  (2) Percentages shown for the above John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each such fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.
  (6) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

EXAMPLES

  The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.


Supplemental Examples - REVOLUTION ACCESS

   If you "surrender" (turn in) a REVOLUTION ACCESS variable annuity contract at the end of the applicable time period, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $22      $67      $115     $247
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors.                               $21      $65      $111     $239
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $25      $77      $131     $280
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                 $32      $97      $165     $346
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $22      $66      $114     $245
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $20      $61      $105     $226
-----------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION ACCESS annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $22      $67      $115     $247
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors                                $21      $65      $111     $239
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $25      $77      $131     $280
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets                            $32      $97      $165     $346
    Securities
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $22      $66      $114     $245
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $20      $61      $105     $226
-----------------------------------------------------------------------------------------------

Supplemental Examples - REVOLUTION EXTRA

   If you "surrender" (turn in) a REVOLUTION EXTRA variable annuity contract at the end of the applicable time period, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $86      $134     $172     $261
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $85      $132     $169     $256
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $86      $134     $172     $261
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors                                $85      $130     $165     $247
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $89      $142     $187     $289
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                 $96      $164     $224     $358
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $85      $132     $168     $254
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $85      $131     $167     $251
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $85      $131     $167     $251
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $83      $126     $158     $234
-----------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION EXTRA annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $23      $  71    $122     $261
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $22      $  69    $119     $256
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $23      $  71    $122     $261
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors                                $22      $  67    $115     $247
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $26      $  79    $136     $289
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                 $33      $101     $171     $358
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $22      $  69    $118     $254
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $22      $  68    $116     $251
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $22      $  68    $116     $251
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $20      $  63    $108     $234
-----------------------------------------------------------------------------------------------

Supplemental Examples - REVOLUTION VALUE

  If you "surrender" (turn in) a REVOLUTION VALUE variable annuity contract at the end of the applicable time period, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $85      $114     $144     $252
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $85      $112     $141     $247
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $85      $114     $144     $252
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors                                $84      $110     $137     $239
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $88      $122     $158     $280
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                 $95      $142     $192     $346
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $85      $111     $140     $245
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $84      $110     $139     $242
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $84      $110     $139     $242
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $83      $106     $131     $226
-----------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION VALUE annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------
  V.A. Core Equity                                        $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  Large Cap Value CORE/SM/ II                             $22      $67      $115     $247
-----------------------------------------------------------------------------------------------
  Mid Cap Blend                                           $22      $69      $117     $252
-----------------------------------------------------------------------------------------------
  V.A. Sovereign Investors                                $21      $65      $111     $239
-----------------------------------------------------------------------------------------------
  Templeton International Securities                      $25      $77      $131     $280
-----------------------------------------------------------------------------------------------
  Templeton Developing Markets                            $32      $97      $165     $346
    Securities
-----------------------------------------------------------------------------------------------
  Aggressive Balanced                                     $22      $66      $114     $245
-----------------------------------------------------------------------------------------------
  Active Bond II                                          $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A.  Bond                                              $21      $65      $112     $242
-----------------------------------------------------------------------------------------------
  V.A. Money Market                                       $20      $61      $105     $226
-----------------------------------------------------------------------------------------------

MISCELLANEOUS

  The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

 CONDENSED FINANCIAL INFORMATION

   The following two pages contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for REVOLUTION ACCESS,
REVOLUTION EXTRA or REVOLUTION VALUE variable annuity contracts.   Page 5 of
this Supplement contains information for variable annuity contracts issued by John Hancock. Page 6 of this Supplement contains information for variable annuity contracts issued by JHVLICO.

Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                  Period from
                                                  Year Ended    August 10, 1999
                                                 December 31,    to December 31,
                                                     2000             1999
                                                 ------------   ----------------
 V.A. CORE EQUITY
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $20.49          $19.17
  End of period  . . . . . . . . . . . . . .          $18.80          $20.49
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         438,133          50,045
LARGE CAP VALUE CORE/SM/ II
 Accumulation share value:
 Beginning of period  (Note 1) . . . . . . .          $10.00              --
  End of period  . . . . . . . . . . . . . .           $9.96              --
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .           2,157              --
MID CAP BLEND
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $11.11          $10.00
  End of period  . . . . . . . . . . . . . .          $13.01          $11.11
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         622,572          19,277
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $16.19          $15.78
  End of period  . . . . . . . . . . . . . .          $15.94          $16.19
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .       1,008,781         146,207
TEMPLETON INTERNATIONAL  SECURITIES
 Accumulation share value (1):
 Beginning of period . . . . . . . . . . . .          $11.02          $10.00
  End of period  . . . . . . . . . . . . . .          $10.63          $11.02
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         502,345          33,891
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $11.86          $10.00
  End of period  . . . . . . . . . . . . . .           $7.96          $11.86
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         397,174          33,609
AGGRESSIVE BALANCED
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $10.66          $10.00
  End of period  . . . . . . . . . . . . . .          $10.37          $10.66
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         924,951         106,227
ACTIVE BOND II
 Accumulation share value:
 Beginning of period (Note 2)    . . . . . .          $10.00              --
  End of period  . . . . . . . . . . . . . .          $10.33              --
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .           1,002              --
V.A. BOND
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .          $12.01          $11.94
  End of period  . . . . . . . . . . . . . .          $13.27          $12.01
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .         919,245          48,019
 V.A. MONEY MARKET
 Accumulation share value:
 Beginning of period . . . . . . . . . . . .           $1.12           $1.11
  End of period  . . . . . . . . . . . . . .           $1.18           $1.12
 Number of Accumulation Shares outstanding at
 end of period . . . . . . . . . . . . . . .      29,168,132       5,076,900

  (1) Values shown for 2000 begin on November 1, 2000.

Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                  Period from
                                                  Year Ended    August 10, 1999
                                                 December 31,    to December 31,
                                                     2000             1999
                                                 ------------   ----------------
 V.A. CORE EQUITY
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .     $20.49              --
  End of period . . . . . . . . . . . . . . . . .     $18.79              --
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .    249,798              --
LARGE CAP VALUE CORE/SM/ II
 Accumulation share value:
 Beginning of period  (Note 1). . . . . . . . . .     $10.00              --
  End of period . . . . . . . . . . . . . . . . .      $9.96              --
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .      3,016              --
MID CAP BLEND
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .     $11.11          $10.00
  End of period . . . . . . . . . . . . . . . . .     $13.01          $11.11
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .    199,410           1,696
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .     $16.19          $15.78
  End of period . . . . . . . . . . . . . . . . .     $15.94          $16.19
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .    507,785         130,910
TEMPLETON INTERNATIONAL SECURITIES
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .     $11.02          $10.00
  End of period . . . . . . . . . . . . . . . . .     $10.63          $11.02
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .    304,284          30,062
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period. . . . . . . . . . . . . . .     $11.86          $10.00
  End of period . . . . . . . . . . . . . . . . .      $7.96          $11.86
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .     149,334          13,735
AGGRESSIVE BALANCED
 Accumulation share value:
 Beginning of period. . . . . . . . . . . . . . .     $10.66          $10.00
  End of period . . . . . . . . . . . . . . . . .     $10.37          $10.66
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .     53,123           3,836
ACTIVE BOND II
 Accumulation share value:
 Beginning of period (Note 1)   . . . . . . . . .     $10.00              --
  End of period . . . . . . . . . . . . . . . . .     $10.33              --
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .         --              --
V.A. BOND
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .     $12.01          $11.94
  End of period . . . . . . . . . . . . . . . . .     $13.27          $20.49
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . .    246,318          51,454
 V.A. MONEY MARKET
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . .      $1.12           $1.11
  End of period . . . . . . . . . . . . . . . . .      $1.18           $1.12
 Number of Accumulation Shares outstanding at
 end of period  . . . . . . . . . . . . . . . . . 18,376,039       1,379,705

  (1) Values shown for 2000 begin on November 1, 2000.

THIS SUPPLEMENT IS ACCOMPANIED WITH THE APPLICABLE SERIES FUND'S PROSPECTUS, OR A SUPPLEMENT TO THE APPLICABLE SERIES FUND'S PROSPECTUS, THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE V.A. CORE EQUITY, LARGE CAP VALUE
CORE/SM/ II (FORMERLY "AMERICAN LEADERS LARGE CAP VALUE"),   MID CAP BLEND,
V.A. SOVEREIGN INVESTORS, TEMPLETON INTERNATIONAL SECURITIES, TEMPLETON DEVELOPING MARKETS, AGGRESSIVE BALANCED, ACTIVE BOND II (FORMERLY "CORE BOND"), V.A. BOND AND V.A. MONEY MARKET INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS (OR PROSPECTUS SUPPLEMENT) BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.